Revenue (Tables)	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Schedule of Revenue Recognized in Consolidated Statement of Profit or Loss

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021

	(EUR’000)		(EUR’000)
Revenue from external customers
Commercial sale of products	4,435	—	6,323	—
Rendering of services	612	226	983	395
Sale of clinical supply	470	217	4,407	217
Licenses	643	579	1,275	1,155

Total revenue from external customers	6,160	1,022	12,988	1,767

Attributable to
Commercial customers	4,435	913	6,323	1,550
Collaboration partners and license agreements (1)	1,725	109	6,665	217

Total revenue from external customers	6,160	1,022	12,988	1,767

Specified by timing of recognition
Recognized over time	612	226	983	395
Recognized at a point in time	5,548	796	12,005	1,372

Total revenue from external customers	6,160	1,022	12,988	1,767

Revenue by geographical location
Europe	140	—	275	—
North America	5,078	688	11,535	1,373
China	942	334	1,178	394

Total revenue from external customers	6,160	1,022	12,988	1,767

(1)
For the three months ended June 30, 2022 and 2021, and for the six month ended June 30, 2022 and 2021, “Total revenue” includes recognition of previously deferred revenue/internal profit from associate of €0.6 million and €0.6
 million, and of €1.3
 million and €1.2
 million respectively.